21. Provisions for pensions and similar obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Similar Obligations [Abstract]
Staff costs - Current service costs (note 40)	R$ 5,860	R$ 8,142	R$ 5,797
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	71,374	61,845	76,124
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)		3,173	15,521
Other movements - Extraordinary charges	(142)	22,624	(816,230)
Total	R$ 77,092	R$ 95,784	R$ (718,788)